6. BUSINESS COMBINATION AND ACQUISITION OF INTEREST (Details) - BRL (R$) R$ in Millions	Mar. 31, 2017	Dec. 31, 2016
Universal Meats UK [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	R$ 22.5
Trade accounts receivable, net	108.6
Inventories	64.3
Recoverable taxes
Deferred income and social contribution taxes
Biological assets
Property, plant and equipment	0.4
Intangible assets	127.2
Trademarks
Customer relationship	43.3	43.3
Import quotas	83.9	83.9
Other		(3.8)
Other assets	6.9
Financial assets	329.9
Trade accounts payable	30.6
Tax payable	3.2
Short-term debt	20.7
Deferred income and social contribution taxes	21.2
Provision for tax, civil and labor risks
Other liabilities	18.8
Financial liabilities	94.5
Net assets acquired	235.4
Fair value of consideration paid	280.8
Goodwill	45.4	168.8
Eclipse Holding Cooperatief U.A. [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1.7
Trade accounts receivable, net	43.0
Inventories	18.4
Recoverable taxes	11.8
Deferred income and social contribution taxes	15.7
Biological assets	23.7
Property, plant and equipment	203.5	165.2
Intangible assets	64.6
Trademarks	64.5	64.5
Customer relationship
Import quotas
Other	0.1	0.1
Other assets	3.8
Financial assets	386.2
Payroll and related charges	9.4
Trade accounts payable	50.3
Tax payable	8.2
Short-term debt	33.7
Deferred income and social contribution taxes
Provision for tax, civil and labor risks	37.6
Other liabilities	20.3
Financial liabilities	159.5
Net assets acquired	226.7
Fair value of consideration paid	228.5
Goodwill	1.8	231.5
AlimentosCalchaquiProductsSevenS.A. [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	11.7
Trade accounts receivable, net	14.5
Inventories	13.3
Recoverable taxes	12.0
Deferred income and social contribution taxes
Biological assets
Property, plant and equipment	75.4	62.3
Intangible assets	122.9
Trademarks	122.3	122.3
Customer relationship
Import quotas
Other	0.6	0.6
Other assets	0.2
Financial assets	250.0
Payroll and related charges	3.5
Trade accounts payable	14.8
Tax payable	15.2
Short-term debt
Deferred income and social contribution taxes
Provision for tax, civil and labor risks	14.4
Other liabilities	33.2
Financial liabilities	81.1
Net assets acquired	168.9
Fair value of consideration paid	387.0
Goodwill	R$ 218.1	R$ 403.1